Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 18,590	$ 2,558	¥ 15,785	$ 2,223	¥ 1,617
Less: allowance for doubtful accounts	(37)	(5)	(37)	(5)
Accounts receivable, net	¥ 18,553	$ 2,553	¥ 15,748	$ 2,218	¥ 1,617